Nature of Business (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended		168 Months Ended	174 Months Ended
	Aug. 10, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Jun. 30, 2023
Nature of Business
Proceeds from the issuance of preferred stock		$ 9,184	$ 3,499	$ 13,499	$ 51,900	$ 113,796	$ 122,980
Proceeds from issuance of common stock						458	523
Proceeds from issuance of convertible notes and warrants					45	57,466	57,466
Cumulative net losses						186,358
Accumulated deficit		211,581		186,358	$ 136,342	186,358	211,581
Proceeds from issuance of exercise of stock option		66		94
Cash, cash equivalents and restricted cash		3,904		$ 9,664		$ 9,664	$ 3,904
TriSalus | MedTech Acquisition Corporation | Subsequent event
Nature of Business
Consideration received	$ 42,854
Business combination related costs	$ 6,050
Series B-2 preferred stock
Nature of Business
Proceeds from the issuance of preferred stock		9,183
Series B-3 preferred stock
Nature of Business
Proceeds from the issuance of preferred stock		$ 5,127